Note 13 - Retirement and Pension Plans - Summary of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 16
2020	39
2021	21
2022	156
2023 and thereafter	$ 382